Employee benefits (Post-Employment)	6 Months Ended
Jun. 30, 2019
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Employee benefits (Post-Employment)
19.	Employee benefits (Post-Employment)

19.1.	Pension and medical benefits

Changes in the net defined benefits are set out as follows:

	Pension Plans				Medical Plan
	Petros	Petros Renegotiated	Petros Non-renegotiated	Petros 2	AMS	Other plans	Total
Balance at January 1, 2018	10,728	—	—	260	10,802	40	21,830
Remeasurement effects recognized in other comprehensive income	—	(12)	531	138	2,471	2	3,130
Costs incurred in the period	23	53	7	56	1,082	11	1,232
Interest income and expenses	255	1,144	374	23	927	4	2,727
Contributions paid	(93)	(229)	(74)	—	(319)	—	(715)
Payments related to Term of financial commitment (TFC)	—	(141)	(54)	—	—	—	(195)
Transfer due to spin-off	(10,858)	8,155	2,703	—	—	—	—
Others	—	—	—	—	—	31	31
Cumulative Translation Adjustment	(55)	(1,818)	(607)	(66)	(2,727)	(17)	(5,290)

Balance at December 31, 2018	—	7,152	2,880	411	12,236	71	22,750

Discontinued operations (*)	—	(401)	(177)	(17)	(655)	(1)	(1,251)
Current service cost	—	26	3	20	106	2	157
Interest income and expenses	—	262	105	19	525	2	913
Contributions paid	—	(144)	(41)	—	(210)	(7)	(402)
Payments related to Term of financial commitment (TFC)	—	(66)	(27)	—	—	—	(93)
Remeasurement effects recognized in other comprehensive income	—	—	—	—	—	(1)	(1)
Others	—	—	—	—	—	(16)	(16)
Cumulative Translation Adjustment	—	68	28	3	120	2	221

Balance at June 30, 2019	—	6,897	2,771	436	12,122	52	22,278

Current	—	280	99	—	397	2	778
Non-current	—	6,617	2,672	436	11,725	50	21,500

Balance at June 30, 2019	—	6,897	2,771	436	12,122	52	22,278

(*)	See note 7.

Pension and medical benefit expenses, net recognized in the statement of income are set out as follows:

	Pension Plans				Medical Plan
	Petros	Petros Renegotiated	Petros Non-renegotiated	Petros 2	AMS	Other Plans	Total
Related to active employees	—	82	14	30	238	3	367
Related to retired employees	—	206	94	9	393	1	703

Net costs for Jan-Jun/2019	—	288	108	39	631	4	1,070

Net costs for Jan-Jun/2018 (*)—Restated	262	180	56	29	542	5	1,074

(*)	It also includes the costs of PPSP before the split in April 1, 2018.

	Pension Plans				Medical Plan
	Petros	Petros Renegotiated	Petros Non-renegotiated	Petros 2	AMS	Other Plans	Total
Related to active employees:	—	41	7	15	117	2	182
Related to retired employees	—	100	46	4	192	3	345

Net costs for Apr-Jun/2019	—	141	53	19	309	5	527

Net costs for Apr-Jun/2018—Restated	—	180	57	14	256	2	509

For the first half of 2019, the Company’s contribution to the defined contribution portion of the Petros Plan 2 was US$ 117 (US$ 127 for the first half of 2018) recognized in the statement of income. In the second quarter of 2019, it was US$ 56 (US$ 55 for the same period of 2018).

Deficit settlement of pension plans

Additional contributions from participants and sponsors of Petros Plan, due to the deficit computed in 2015, commenced in March 2018, although certain participants appealed before the judiciary and have had their contributions suspended based on judicial injunctions. In these cases, the Company has not paid its parity contributions and all judgments related to these injunctions were in favor of the Company. In the first half of 2019, the Company made contributions amounting to US$ 86 with respect of contributions under the PED (US$ 80 during the same period of 2018).

Financial statements for the Petros Renegotiated (PPSP-R) and Non-renegotiated (PPSP-NR) plans for 2018 were approved by the Executive Council of Petros on March 29, 2019, presenting an accumulated deficit of US$ 1,436 and US$ 733, respectively, according to the general accepted accounting standards for the post-retirement sector, regulated in Brazil by the Post-Retirement Benefit Federal Council – CNPC.

The deficits were computed based on annual actuarial review carried out by an independent actuary and were already incorporated into the Company’s audited financial statements ended December 31, 2018.

The table below presents the reconciliation of the deficit of Petros Plan registered by Petros Foundation as of December 31, 2018, according to the standards issued by CNPC and according to international accounting standards (IAS 19):

			2018
	PPSP-R	PPSP-NR	Total
Deficit registered by Petros	1,436	733	2,169

Extraordinary sponsor contributions	2,906	826	3,732
Changes in fair value of plan assets (*)	2,269	949	3,218
Ordinary sponsor contributions	1,230	569	1,799
Financial assumptions	1,063	288	1,351
Actuarial valuation method	(1,601)	(463)	(2,064)
Others	(153)	(20)	(173)

Net actuarial liability registered by the Company	7,150	2,882	10,032

(*)	Balance of accounts receivable arising from the Term of Financial Commitment—TFC signed with Petrobras, which Petros recognizes as equity.

As the accumulated deficits in 2018 were higher than the ceiling amount determined by relevant regulation, Petros Foudantion must implement a new settlement plan in 2019. The Executive Council of the foundation must assess and approve its amounts and settlement features, and submit it to the Secretariat of Management and Governance for the State-owned Companies (Secretaria de Coordenação e Governança das Empresas Estatais – SEST).

Petros 3 Plan

On April 26, 2019, the SEST approved the Company’s proposal for a new pension plan with defined contribution characteristics (PP-3) to be offered to participants of PPSP-R and PPSP-NR.

However, the implementation of the PP-3 still depends on the approval of the Superintendency of Post-retirement Benefits (PREVIC).